Financial instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Financial instruments
Total financial assets	$ 1	$ 9,053	$ 2,692	$ 9,138	$ 8,333
Total financial liabilities	19,572	29,474	19,862	22,051	30,509
Trade payables
Financial instruments
Total financial liabilities	10,734	21,139	9,482	8,656	5,688
Trade payables to related parties
Financial instruments
Total financial liabilities	1,720	799	652
Other payables
Financial instruments
Total financial liabilities	6,483	6,560	8,455	13,263
Lease liabilities
Financial instruments
Total financial liabilities	635	976	1,273	132	4,886
Amortized cost
Financial instruments
Total financial liabilities	19,572	29,474	19,862	22,051	30,509
Amortized cost | Trade payables
Financial instruments
Total financial liabilities	10,734	21,139	9,482	8,656	5,688
Amortized cost | Trade payables to related parties
Financial instruments
Total financial liabilities	1,720	799	652		481
Amortized cost | Other payables
Financial instruments
Total financial liabilities	6,483	6,560	8,455	13,263	19,454
Amortized cost | Lease liabilities
Financial instruments
Total financial liabilities	635	976	1,273	132	4,886
FVTPL | Trade payables to related parties
Financial instruments
Total financial liabilities					481
FVTPL | Other payables
Financial instruments
Total financial liabilities					19,454
Trade receivables from related parties
Financial instruments
Total financial assets		9,052	2,551	8,861	6,718
Other receivables
Financial instruments
Total financial assets	1	1	141	167	1,351
Amortized cost
Financial instruments
Total financial assets	1	1	141	277	1,615
Amortized cost | Other receivables
Financial instruments
Total financial assets	$ 1	1	141	167	1,351
FVTPL
Financial instruments
Total financial assets		9,052	2,551	8,861	6,718
FVTPL | Trade receivables from related parties
Financial instruments
Total financial assets		$ 9,052	$ 2,551	$ 8,861	$ 6,718